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                                                     REGISTRATION NO. 333-61380
                                                     REGISTRATION NO. 811-08754
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.
                     POST-EFFECTIVE AMENDMENT NO. 18    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                            AMENDMENT NO. 128           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On September 5, 2012 pursuant to paragraph (b)(1)(iii) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [X]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 18 is to delay the effective date of Post-Effective Amendment No. 17, which was filed on June 8, 2012. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

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                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 6th day of August, 2012.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                         (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                          (Depositor)

                                       By:  /s/ Dodie Kent
                                            -----------------------------------
                                            Dodie Kent
                                            Vice President and Associate General
                                            Counsel

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                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 6th day of August, 2012.

                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                   (Depositor)

                                   By:  /s/ Dodie Kent
                                        -----------------------------------
                                        Dodie Kent
                                        Vice President and Associate General
                                        Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson                 Danny L. Hale        Ramon de Oliveira
Henri de Castries            Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne                Peter S. Kraus       Ezra Suleiman
Barbara Fallon-Walsh         Andrew J. McMahon    Richard C. Vaughan
Charlynn Goins

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 6, 2012